PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

	December 31,
	2022	2021
	U.S. Dollars in thousands
Computers and office equipment	10	10
Payment on land lease	224	248
	234	258
Less - accumulated depreciation	(4)	(2)
Total property and equipment, net	230	256